Consumer Loans Receivable, net (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current	17,019	2,176
1-30 days past due date	8,791	856
31-60 days past due date	3,934	531
61-90 days past due date	3,469	417
Greater than 90 days past due date	19,039	3,584
Consumer loans receivable	52,252	7,564
Allowance for consumer loan losses	(26,397)	(2,783)	(511)
Loans Receivable, Net	32,440	4,781